Accounts Receivable, Net	6 Months Ended
Mar. 31, 2026
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

5. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net comprised the following:

	September 30	As of March 31，
	2025	2026	2026
	RMB	RMB	US$
Accounts receivable	32,092,210	15,263,803	2,212,787
Allowance for credit losses	(15,161,334)	(9,074,916)	(1,315,587)
Total	16,930,876	6,188,887	897,200
Allowance for credit losses, net consists of the following:
Beginning balance	11,041,825	15,161,334	2,197,932
Allowance for credit losses	9,343,225	(6,086,418)	(882,345)
Written-off	(5,223,716)	-	-
Ending balance	15,161,334	9,074,916	1,315,587